Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Current assets
Cash and cash equivalents	$ 64,403	$ 96,354
Trade accounts receivable	29,693
Inventories	19,442
Accounts receivable from related parties	14	4,984
Advance to suppliers	7,062	1,624
Prepaid expenses and other assets	4,380	11,113
Recoverable VAT and other taxes	17,682	419
Total current assets	142,676	114,494
Non-current assets
Loan and accounts receivable from related parties	13,160
Prepaid expenses and other assets	66	204
Deferred income tax and social contribution	2,070
Collateral and guarantees	15,269
Property, plant and equipment.	239,742	158,574
Deferred exploration and evaluation expenditure	74,255	35,636
Total non-current assets	344,562	194,414
Total assets	487,238	308,908
Current liabilities
Suppliers	59,826	24,307
Loans and export prepayment	28,907
Lease liability	2,132	680
Prepayment from customers	2,154
Taxes payable	13,566	3,070
Accounts payable	11,326	1,936
Founder's royalty option		5,081
Payroll and related charges	2,528	409
Other liabilities	1,934	1,959
Total current liabilities	122,373	37,442
Non-current liabilities
Loans and export prepayment	141,999	77,438
Lease liability	3,595	2,989
Taxes payable	138
Labor contingencies	1,013	1,386
Asset retirement obligations	3,836	6,547
Total Non-current liabilities	150,581	88,360
Shareholders' equity
Share capital	386,035	276,711
Stock-based compensation reserve	58,974	103,936
Accumulated other comprehensive income (loss)	2,032	(3,030)
Accumulated losses	(232,757)	(194,511)
Total shareholders' equity	214,284	183,106
Total liabilities and shareholders' equity	$ 487,238	$ 308,908